Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combination [Abstract]
Business Combination

4. Business Combination

As discussed in Note 1 – Organization and Formation, on December 22, 2023, Clean Earth Acquisitions Corp. (“CLIN”), Alternus Energy Group Plc (“AEG”) and Clean Earth Acquisition Sponsor LLC (the “Sponsor”) completed the Business Combination. Upon the Closing of the Business Combination, the following occurred:

●	In connection with the Business Combination, AEG transferred to CLIN all issued and outstanding AEG interests in certain of its subsidiaries (the “Acquired Subsidiaries”) in exchange for the issuance by CLIN at the Closing of 57,500,000 shares of common stock of CLIN. At Closing, CLIN changed its name to Alternus Clean Energy, Inc. (“ALCE” or the “Company”).

●	In connection with the Business Combination, 23,000,000 rights to receive one-tenth (1/10) of one share of Class A common stock was exchanged for 2,300,000 shares of the Company’s common stock.

●	In addition to shares issued to AEG noted above, 225,000 shares of Common Stock were issued at Closing to the Sponsor to settle a CLIN convertible promissory note held by the Sponsor at Closing.

●	Each share of CLIN Class A common stock held by the CLIN Sponsor prior to the closing of the Business Combination, which totaled 8,556,667 shares, was exchanged for, on a one-for-one basis for shares of the Company’s Common Stock.

●	Each share of CLIN common stock subject to possible redemption that was not redeemed prior to the closing of the Business Combination, which totaled 127,142 shares, was exchanged for, on a one-for-one basis for shares of the Company’s Common Stock.

●	In connection with the Business Combination, an investor that provided the Company funding through a promissory note, was due to receive warrants to purchase 300,000 shares of Common Stock at an exercise price of $0.01 per share and warrants to purchase 100,000 shares of Common Stock at an exercise price of $11.50 per share pursuant to the Secured Promissory Note Agreement dated October 3, 2023. Upon closing of the Business Combination, the investor received those warrants.

●	In connection with the Business Combination, CLIN entered into a Forward Purchase Agreement (the “FPA”) with certain accredited investors (the “FPA Investors”) that gave the FPA Investors the right, but not an obligation, to purchase up to 2,796,554 shares of CLIN’s common stock. Of the 2,796,554 shares, the FPA Investors purchased 1,300,320 shares of Common Stock and the Company issued an aggregate of 1,496,234 shares of the Company’s common stock pursuant to the FPA.

●	The proceeds received by the Company from the Business Combination, net of the FPA and transaction costs, totaled $5.1 million.

The following table presents the total Common Stock outstanding immediately after the closing of the Business Combination:

Number of Shares
Exchange of CLIN common stock subject to possible redemption that was not redeemed for Alternus Clean Energy Inc. common stock	127,142
Exchange of public share rights held by CLIN shareholders for Alternus Clean Energy Inc. common stock	2,300,000
Issuance of Alternus Clean Energy, Inc. common stock to promissory note holders	400,000
Exchange of CLIN Class A common stock held by CLIN Sponsor for Alternus Clean Energy Inc. common stock	8,556,667
Subtotal - Business Combination, net of redemptions	11,383,809
Issuance of shares under the FPA	1,496,234
Shares purchased by the accredited investor under the FPA	1,300,320
Issuance of Alternus Clean Energy Inc. common stock to Alternus Energy Group Plc. on the Closing Date	57,500,000
Issuance of Alternus Clean Energy Inc. common stock to the CLIN Sponsor as a holder of CLIN convertible notes on the Closing Date	225,000
Total – Alternus Clean Energy Inc. common stock outstanding as a result of the Business Combination, FPA, exchange of Acquired Subsidiaries’ shares for shares of Alternus Clean Energy Inc. and issuance of Alternus Clean Energy Inc. common stock the holder of CLIN convertible notes.	71,905,363

4.	Business Combination

As discussed in Note 1 – Organization and Formation, on December 22, 2023, Clean Earth Acquisitions Corp. (“CLIN”), Alternus Energy Group Plc (“AEG”) and Clean Earth Acquisition Sponsor LLC (the “Sponsor”) completed the Business Combination. Upon the Closing of the Business Combination, the following occurred:

●	In connection with the Business Combination, AEG transferred to CLIN all issued and outstanding AEG interests in certain of its subsidiaries (the “Acquired Subsidiaries”) in exchange for the issuance by CLIN at the Closing of 57,500,000 shares of common stock of CLIN. At Closing, CLIN changed its name to Alternus Clean Energy, Inc. (“ALCE” or the “Company”).

●	In connection with the Business Combination, 23,000,000 rights to receive one-tenth (1/10) of one share of Class A common stock was exchanged for 2,300,000 shares of the Company’s common stock.

●	In addition to shares issued to AEG noted above, 225,000 shares of Common Stock were issued at Closing to the Sponsor to settle a CLIN convertible promissory note held by the Sponsor at Closing.

●	Each share of CLIN Class A common stock held by the CLIN Sponsor prior to the closing of the Business Combination, which totaled 8,556,667 shares, was exchanged for, on a one-for-one basis for shares of the Company’s Common Stock.

●	Each share of CLIN common stock subject to possible redemption that was not redeemed prior to the closing of the Business Combination, which totaled 127,142 shares, was exchanged for, on a one-for-one basis for shares of the Company’s Common Stock.

●	In connection with the Business Combination, an investor that provided the Company funding through a promissory note, was due to receive warrants to purchase 300,000 shares of Common Stock at an exercise price of $0.01 per share and warrants to purchase 100,000 shares of Common Stock at an exercise price of $11.50 per share pursuant to the Secured Promissory Note Agreement dated October 3, 2023. Upon closing of the Business Combination, the investor received those warrants.

●	In connection with the Business Combination, CLIN entered into a Forward Purchase Agreement (the “FPA”) with certain accredited investors (the “FPA Investors”) that gave the FPA Investors the right, but not an obligation, to purchase up to 2,796,554 shares of CLIN’s common stock. Of the 2,796,554 shares, the FPA Investors purchased 1,300,320 shares of Common Stock and the Company issued an aggregate of 1,496,234 shares of the Company’s common stock pursuant to the FPA.

●	The proceeds received by the Company from the Business Combination, net of the FPA and transaction costs, totaled $5.1 million.

The following table presents the total Common Stock outstanding immediately after the closing of the Business Combination:

Number of Shares
Exchange of CLIN common stock subject to possible redemption that was not redeemed for Alternus Clean Energy Inc. common stock	127,142
Exchange of public share rights held by CLIN shareholders for Alternus Clean Energy Inc. common stock	2,300,000
Issuance of Alternus Clean Energy, Inc. common stock to promissory note holders	400,000
Exchange of CLIN Class A common stock held by CLIN Sponsor for Alternus Clean Energy Inc. common stock	8,556,667
Subtotal - Business Combination, net of redemptions	11,383,809
Issuance of shares under the FPA	1,496,234
Shares purchased by the accredited investor under the FPA	1,300,320
Issuance of Alternus Clean Energy Inc. common stock to Alternus Energy Group Plc. on the Closing Date	57,500,000
Issuance of Alternus Clean Energy Inc. common stock to the CLIN Sponsor as a holder of CLIN convertible notes on the Closing Date	225,000
Total – Alternus Clean Energy Inc. common stock outstanding as a result of the Business Combination, FPA, exchange of Acquired Subsidiaries’ shares for shares of Alternus Clean Energy Inc. and issuance of Alternus Clean Energy Inc. common stock the holder of CLIN convertible notes.	71,905,363